CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 552,364	$ 253,882	$ 182,404
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	84,184	63,964	60,494
Amortization of intangibles	13,948	8,716	6,325
Expense associated with share-based and grant compensation arrangements	11,224	4,034	4,007
Deferred income taxes	5,653	1,857	7,176
Unrealized gain on investments and other	(4,118)	(2,076)	(2,523)
Equity in earnings of investee	3,902
Net gain on sale and disposition of assets	(11,992)	1,470	1,565
Goodwill impairment		11,485
Gain from reduction of estimated earnout liability		(4,134)
Changes in:
Accounts receivable	(85,439)	(87,552)	(16,872)
Inventories	(260,301)	(76,022)	73,120
Accounts payable and cash overdraft	78,060	62,405	(24,132)
Accrued liabilities and other	124,992	98,448	57,727
NET CASH PROVIDED BY OPERATING ACTIVITIES	512,477	336,477	349,291
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(151,166)	(89,182)	(84,933)
Proceeds from sale of property, plant and equipment	29,973	2,922	1,777
Acquisitions and purchases of non-controlling interest, net of cash received	(475,960)	(65,255)	(39,122)
Investment in life insurance contracts			(15,253)
Purchases of investments	(23,797)	(28,054)	(13,352)
Proceeds from sale of investments	14,882	24,805	9,828
Other	(5,119)	46	(982)
NET CASH USED IN INVESTING ACTIVITIES	(611,187)	(154,718)	(142,037)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	892,072	6,862	422,057
Repayments under revolving credit facilities	(888,695)	(6,498)	(460,537)
Contingent consideration payments and other	(3,176)	(5,787)	(3,136)
Issuance of long-term debt		150,000
Proceeds from issuance of common stock	2,116	1,395	1,093
Dividends paid to shareholders	(40,209)	(30,669)	(24,549)
Distributions to noncontrolling interest	(6,750)	(932)	(2,216)
Repurchase of common stock		(29,212)
Other	(364)	62	20
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(45,006)	85,221	(67,268)
Effect of exchange rate changes on cash	(1,669)	962	482
NET CHANGE IN CASH AND CASH EQUIVALENTS	(145,385)	267,942	140,468
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	436,608	168,666	28,198
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 291,223	$ 436,608	$ 168,666